Filed pursuant to Rule 497(e)
Registration No. 333-129930

INDEX FUNDS

Supplement dated March 21, 2014 to the Prospectus and Statement of Additional Information
dated July 29, 2013

Effective today, the ticker for the Giant 5 Total Investment System has changed from FIVEX to CASHX.  All references to FIVEX in the Prospectus and Statement of Additional Information are hereby replaced with CASHX.

This supplement should be retained with your Prospectus for future reference.